American Funds U.S. Small and Mid Cap Equity Fund

6455 Irvine Center Drive

Irvine, California 92618

July 1, 2024

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds U.S. Small and Mid Cap Equity Fund

On behalf of American Funds U.S. Small and Mid Cap Equity Fund (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number is 0002026099.

If you have any questions about the enclosed, please contact me at (213) 615-0047.

Sincerely,

/s/ Joshua R. Diggs

Joshua R. Diggs

Enclosure